UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

Wahed FTSE USA Shariah ETF
HLAL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at 1-855-976-4747.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed FTSE USA Shariah ETF	$55	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Through the last two quarters of 2023, HLAL experienced mixed performance in line with broader interest rate sensitive patterns, the advent of 2024 saw significant fluctuations in market sentiments across time and regions regarding the path of monetary policy, and the anticipated trajectory of markets in response.
Inflation and the anticipation of monetary easing have continued to be driving factors for U.S. and international equities markets and therefore, the Fund as well.
As HLAL continues to mature and reaches the fifth-year anniversary since its inception, we have seen it continue to track its underlying index even considering the moderate volatility roiling through equity markets in the earlier part of this year. HLAL’s continued ability to properly track its underlying index at both NAV and market price, indicate the potential longevity of the Fund going forward.
Being historically more resilient and better performing than broader US equities markets, the fund continued to provide well-performing Shariah-compliant equity exposure in a passive, buy-and-hold investment style. The higher exposure to the technology sector was a tailwind for HLAL throughout the 12-month period ending May 31, 2024, and we expect it may continue to benefit the fund as the potential for artificial intelligence and web3 infrastructure continues to be harnessed.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Wahed FTSE USA Shariah ETF	PAGE 1	TSR_AR_53656F607

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/15/2019)
Wahed FTSE USA Shariah ETF NAV	21.47	15.72
Wahed FTSE USA Shariah ETF Market	21.25	15.72
S&P 500 TR	28.19	14.02
FTSE Shariah USA Index TR	22.06	16.37
Visit https://www.wahed.com/hlal for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$451,920,584
Number of Holdings	213
Net Advisory Fee	$1,707,065
Portfolio Turnover	7%
30-Day SEC Yield	0.69%
30-Day SEC Yield Unsubsidized	0.69%
Visit https://www.wahed.com/hlal for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

Top Sectors	(%)
Manufacturing	54.6%
Information	24.3%
Professional, Scientific, and Technical Services	10.6%
Mining, Quarrying, and Oil and Gas Extraction	2.4%
Wholesale Trade	1.9%
Transportation and Warehousing	1.7%
Retail Trade	1.3%
Construction	0.7%
Real Estate and Rental and Leasing	0.6%
Cash & Other	1.9%

Top 10 Issuers	(%)
Microsoft Corp.	14.6%
Apple, Inc.	13.2%
Alphabet, Inc.	8.9%
Meta Platforms, Inc.	4.9%
Eli Lilly & Co.	3.2%
Exxon Mobil Corp.	2.6%
Tesla, Inc.	2.3%
Procter & Gamble Co.	1.8%
Johnson & Johnson	1.7%
Merck & Co., Inc.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/hlal
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed FTSE USA Shariah ETF	PAGE 2	TSR_AR_53656F607

Wahed Dow Jones Islamic World ETF
UMMA (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at 1-855-976-4747.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed Dow Jones Islamic World ETF	$70	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Though through the last two quarters of 2023, UMMA experienced mixed performance in line with broader interest rate sensitive patterns, the advent of 2024 saw significant fluctuations in market sentiments across time and regions, regarding the path of monetary policy, and the anticipated trajectory of markets in response, all the while markets steadily moved upward from 2023 lows.
Amid these circumstances, UMMA slightly underperformed its benchmark for the third quarter (Dow Jones Islamic Market International Titans 100 Index). On a trailing 9-month basis UMMA kept pace with its benchmark in market and net asset value terms, outperforming by 1.0% and 1.2% respectively against the price index and slightly underperforming by 0.6% and 0.3% respectively against the total return index. In the fourth quarter of 2024, there was amelioration of these factors and a rebound in UMMA’s 2023 performance.
Despite worries around China, and potentially Taiwan, artificial intelligence and semiconductor-oriented companies had strong performance in the quarter, helping UMMA outperform its benchmark. For the full 2023 year, UMMA kept pace with its benchmark in market and net asset value terms, outperforming by 3.1% and 3.5% respectively against the price index, in line with our expectations.
For the first quarter of 2024, UMMA kept pace with its benchmark in market and net asset value terms, outperforming by 0.30% and 0.10% respectively against the price index, in line with our expectations. 2024 also saw continued rapid movement in international equity markets and related significant volatility. This weighed on the performance of UMMA during the year-to-date performance as of March 31, 2024, as the Fund gained 5.71% at market.
As 2024 continues, we expect that the fund should continue to perform in line with its index overtime as macroeconomic conditions become more favorable in the coming quarters and inflationary pressures lessen.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Wahed Dow Jones Islamic World ETF	PAGE 1	TSR_AR_53656F268

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/06/2022)
Wahed Dow Jones Islamic World ETF NAV	16.66	0.09
Wahed Dow Jones Islamic World ETF Market	16.12	0.30
Bloomberg World ex US Large & Mid Cap Total Return Index	16.59	1.43
Dow Jones Islamic Market International Titans 100 Total Return Index	16.52	0.71
Visit https://www.wahed.com/umma for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$92,171,102
Number of Holdings	95
Net Advisory Fee	$400,614
Portfolio Turnover	11%
30-Day SEC Yield	1.10%
30-Day SEC Yield Unsubsidized	1.10%
Visit https://www.wahed.com/umma for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

Top Sectors	(%)
Technology	33.9%
Health Care	20.6%
Industrials	14.9%
Materials	9.9%
Consumer Discretionary	9.2%
Consumer Staples	5.8%
Energy	2.9%
Communications	1.9%
Cash & Other	0.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Novo Nordisk AS	5.5%
ASML Holding NV	4.8%
Infineon Technologies AG	4.2%
Samsung Electronics Co. Ltd.	3.3%
Shopify, Inc.	3.1%
Novartis AG	2.7%
Roche Holding AG	2.4%
SAP SE	2.3%
Nestle SA	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/umma
Wahed Dow Jones Islamic World ETF	PAGE 2	TSR_AR_53656F268

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed Dow Jones Islamic World ETF	PAGE 3	TSR_AR_53656F268

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2024	FYE 5/31/2023
(a) Audit Fees	$31,700	$30,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,500	$6,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1

	FYE 5/31/2024	FYE 5/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2024	FYE 5/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.
2

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Wahed FTSE USA Shariah ETF
(HLAL)
Wahed Dow Jones Islamic World ETF
(UMMA)
Annual Report
May 31, 2024

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2024

	Shares	Value
COMMON STOCKS - 98.9%
Administrative and Support Services - 0.2%
Baker Hughes Co.	20,731	$694,074
Robert Half, Inc.	2,123	136,360
Rollins, Inc.	5,313	242,751
		1,073,185
Air Transportation - 0.1%
Delta Air Lines, Inc.	3,359	171,376
Southwest Airlines Co.	3,095	83,070
United Airlines Holdings, Inc.(a)	1,691	89,606
		344,052
Ambulatory Health Care Services - 0.1%
Labcorp Holdings, Inc.	1,746	340,313
Quest Diagnostics, Inc.	2,326	330,222
		670,535
Apparel Manufacturing - 0.2%
Lululemon Athletica, Inc.(a)	2,339	729,745
Beverage and Tobacco Product Manufacturing - 1.3%
The Coca-Cola Co.	82,259	5,176,559
Keurig Dr Pepper, Inc.	19,602	671,368
		5,847,927
Broadcasting (except Internet) - 0.1%
Liberty Broadband Corp. - Class A(a)	318	17,248
Liberty Broadband Corp. - Class C(a)	2,416	130,682
Liberty Media Corp.-Liberty Formula One - Class A(a)	489	33,452
Liberty Media Corp.-Liberty Formula One - Class C(a)	4,064	301,305
		482,687
Building Material and Garden Equipment and Supplies Dealers - 0.1%
Snap-on, Inc.	1,029	280,773
Chemical Manufacturing - 11.6%
Abbott Laboratories	37,761	3,858,797
Air Products & Chemicals, Inc.	4,641	1,237,755
Albemarle Corp.	2,462	301,817
Biogen, Inc.(a)	2,916	655,925
BioMarin Pharmaceutical, Inc.(a)	3,904	293,073
Bio-Techne Corp.	3,180	245,464
Bristol-Myers Squibb Co.	42,644	1,752,242
CF Industries Holdings, Inc.	3,976	317,006
Church & Dwight Co., Inc.	5,110	546,821
Dow, Inc.	14,845	855,517
DuPont de Nemours, Inc.	9,012	740,426
Eli Lilly & Co.	17,860	14,651,272
Estee Lauder Cos., Inc. - Class A	4,847	597,926
FMC Corp.	2,565	156,337
Gilead Sciences, Inc.	26,206	1,684,260

The accompanying notes are an integral part of these financial statements.

1

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemical Manufacturing - (Continued)
International Flavors & Fragrances, Inc.	5,262	$506,099
Linde PLC	10,242	4,460,596
Merck & Co., Inc.	52,955	6,647,971
Mosaic Co.	6,750	208,777
Pfizer, Inc.	119,265	3,418,135
PPG Industries, Inc.	4,912	645,486
Procter & Gamble Co.	49,609	8,162,665
West Pharmaceutical Services, Inc.	1,554	515,011
Westlake Corp.	621	99,708
		52,559,086
Clothing and Clothing Accessories Stores - 0.8%
Ross Stores, Inc.	6,916	966,580
TJX Cos., Inc.	24,098	2,484,504
		3,451,084
Computer and Electronic Product Manufacturing - 24.8%
Advanced Micro Devices, Inc.(a)	32,815	5,476,824
Agilent Technologies, Inc.	6,013	784,155
Analog Devices, Inc.	10,551	2,474,104
Apple, Inc.	309,771	59,553,475
Bio-Rad Laboratories, Inc. - Class A(a)	424	121,629
Cisco Systems, Inc.	86,002	3,999,093
Danaher Corp.	13,798	3,543,326
Flex Ltd.(a)	9,525	315,563
Fortive Corp.	7,411	551,675
GE HealthCare Technologies, Inc.	8,679	676,962
GLOBALFOUNDRIES, Inc.(a)	1,652	80,948
Hologic, Inc.(a)	4,854	358,128
HP, Inc.	18,090	660,285
IDEXX Laboratories, Inc.(a)	1,714	851,772
Illumina, Inc.(a)	3,303	344,437
Intel Corp.	84,911	2,619,504
Juniper Networks, Inc.	6,628	236,421
Lam Research Corp.	2,790	2,601,508
Marvell Technology, Inc.	17,593	1,210,574
Medtronic PLC	28,103	2,286,741
Micron Technology, Inc.	22,371	2,796,375
NetApp, Inc.	4,319	520,137
NXP Semiconductors NV	5,592	1,521,583
ON Semiconductor Corp.(a)	9,233	674,378
Qorvo, Inc.(a)	1,890	185,957
QUALCOMM, Inc.	23,540	4,803,337
Revvity, Inc.	2,549	278,504
Roper Technologies, Inc.	2,198	1,171,006
Teradyne, Inc.	3,211	452,558

The accompanying notes are an integral part of these financial statements.

2

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computer and Electronic Product Manufacturing - (Continued)
Texas Instruments, Inc.	19,166	$3,737,562
Thermo Fisher Scientific, Inc.	8,120	4,611,998
Trane Technologies PLC	4,760	1,558,710
Trimble, Inc.(a)	5,150	286,752
Western Digital Corp.(a)	6,848	515,586
Zebra Technologies Corp. - Class A(a)	1,050	327,957
		112,189,524
Construction of Buildings - 0.5%
DR Horton, Inc.	6,237	921,829
Lennar Corp. - Class A	4,917	788,441
Lennar Corp. - Class B	244	35,687
PulteGroup, Inc.	4,410	517,381
		2,263,338
Couriers and Messengers - 0.7%
FedEx Corp.	4,880	1,239,325
United Parcel Service, Inc. - Class B	15,171	2,107,707
		3,347,032
Data Processing, Hosting & Related Services - 0.9%
Automatic Data Processing, Inc.	8,774	2,148,928
Fiserv, Inc.(a)	12,474	1,868,106
		4,017,034
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Generac Holdings, Inc.(a)	1,244	183,129
Hubbell, Inc.	1,124	437,112
Rockwell Automation, Inc.	2,397	617,300
		1,237,541
Fabricated Metal Product Manufacturing - 0.6%
Builders FirstSource, Inc.(a)	2,379	382,519
Emerson Electric Co.	11,816	1,325,283
Nucor Corp.	5,023	848,133
Stanley Black & Decker, Inc.	3,193	278,334
		2,834,269
Food Manufacturing - 0.7%
Archer-Daniels-Midland Co.	11,003	687,028
Bunge Global SA	2,992	321,909
J M Smucker Co.	2,113	235,895
Mondelez International, Inc. - Class A	28,704	1,967,085
		3,211,917
Food Services and Drinking Places - 0.3%
Cintas Corp.	1,801	1,221,024
Funds, Trusts, and Other Financial Vehicles - 0.1%
Garmin Ltd.	3,210	525,958

The accompanying notes are an integral part of these financial statements.

3

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
General Merchandise Retailers - 0.2%
Burlington Stores, Inc.(a)	1,318	$316,386
Dollar Tree, Inc.(a)	4,222	497,985
		814,371
Health and Personal Care Stores - 0.2%
Ulta Beauty, Inc.(a)	1,052	415,635
Walgreens Boots Alliance, Inc.	14,778	239,699
		655,334
Leather and Allied Product Manufacturing - 0.5%
NIKE, Inc. - Class B	24,735	2,351,062
Machinery Manufacturing - 2.3%
Applied Materials, Inc.	17,651	3,796,377
Carrier Global Corp.	17,344	1,095,967
Cummins, Inc.	2,861	806,030
Dover Corp.	2,891	531,424
IDEX Corp.	1,581	329,860
Ingersoll Rand, Inc.	8,461	787,296
KLA Corp.	2,848	2,163,141
Pentair PLC	3,426	278,808
Xylem, Inc.	4,962	699,741
		10,488,644
Merchant Wholesalers, Durable Goods - 1.1%
Fastenal Co.	11,740	774,605
Genuine Parts Co.	2,799	403,448
Henry Schein, Inc.(a)	2,715	188,258
Johnson Controls International PLC	13,993	1,006,237
LKQ Corp.	5,524	237,698
Pool Corp.	789	286,841
STERIS PLC	2,055	458,018
TE Connectivity Ltd.	6,478	969,757
WW Grainger, Inc.	910	838,528
		5,163,390
Merchant Wholesalers, Nondurable Goods - 0.8%
Cardinal Health, Inc.	5,131	509,354
Cencora, Inc.	3,516	796,620
LyondellBasell Industries NV - Class A	5,364	533,289
McKesson Corp.	2,784	1,585,739
		3,425,002
Mining (except Oil and Gas) - 0.6%
Martin Marietta Materials, Inc.	1,285	735,123
Newmont Goldcorp Corp.	24,492	1,027,194
Southern Copper Corp.	1,712	203,139
Vulcan Materials Co.	2,776	710,018
		2,675,474

The accompanying notes are an integral part of these financial statements.

4

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Miscellaneous Manufacturing - 4.0%
3M Co.	11,384	$1,139,994
Align Technology, Inc.(a)	1,585	407,678
Becton Dickinson & Co.	6,094	1,413,625
Boston Scientific Corp.(a)	30,783	2,326,271
Cooper Cos., Inc.	3,984	375,731
Edwards Lifesciences Corp.(a)	12,514	1,087,342
Johnson & Johnson	51,042	7,486,330
ResMed, Inc.	3,062	631,782
Solventum Corp.(a)	2,658	157,726
Stryker Corp.	7,483	2,552,377
Teleflex, Inc.	944	197,362
Zimmer Biomet Holdings, Inc.	4,395	506,084
		18,282,302
Motion Picture and Sound Recording Industries - 0.1%
Take-Two Interactive Software, Inc.(a)	3,471	556,610
Nonmetallic Mineral Product Manufacturing - 0.1%
Corning, Inc.	15,964	594,819
Oil and Gas Extraction - 0.5%
Coterra Energy, Inc.	14,949	426,345
Devon Energy Corp.	13,419	658,605
Marathon Oil Corp.	12,099	350,387
Occidental Petroleum Corp.	14,371	898,187
		2,333,524
Other Information Services - 4.9%
Meta Platforms, Inc. - Class A	46,972	21,927,939
Paper Manufacturing - 0.2%
International Paper Co.	7,294	328,887
Packaging Corp. of America	1,819	333,768
Westrock Co.	5,220	280,001
		942,656
Petroleum and Coal Products Manufacturing - 4.9%
Chevron Corp.	36,098	5,858,705
Exxon Mobil Corp.	98,271	11,523,257
Hess Corp.	5,803	894,242
Marathon Petroleum Corp.	7,509	1,326,165
Phillips 66	9,016	1,281,264
Valero Energy Corp.	6,891	1,082,852
		21,966,485
Primary Metal Manufacturing - 0.1%
Steel Dynamics, Inc.	3,108	416,068

The accompanying notes are an integral part of these financial statements.

5

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional, Scientific, and Technical Services - 10.6%
Alphabet, Inc. - Class A(a)	126,578	$21,834,705
Alphabet, Inc. - Class C(a)	106,939	18,603,108
Amdocs Ltd.	2,411	190,469
Charles River Laboratories International, Inc.(a)	1,038	216,361
Exact Sciences Corp.(a)	3,684	167,438
F5, Inc.(a)	1,247	210,706
Gartner, Inc.(a)	1,581	663,498
ICON PLC(a)	1,690	548,946
Interpublic Group of Cos., Inc.	8,063	252,936
Omnicom Group, Inc.	4,108	381,880
Palo Alto Networks, Inc.(a)	6,579	1,940,213
Paycom Software, Inc.	1,054	153,167
ServiceNow, Inc.(a)	4,480	2,943,046
		48,106,473
Publishing Industries (Except Internet) - 18.3%
Adobe, Inc.(a)	9,559	4,251,461
Akamai Technologies, Inc.(a)	3,131	288,803
ANSYS, Inc.(a)	1,800	571,410
Autodesk, Inc.(a)	4,545	916,272
Cadence Design Systems, Inc.(a)	5,659	1,620,228
Dayforce, Inc.(a)	3,099	153,277
Electronic Arts, Inc.	5,704	757,947
Microsoft Corp.	159,403	66,172,967
News Corp. - Class A	8,018	218,009
News Corp. - Class B	2,437	67,944
Okta, Inc.(a)	3,229	286,348
PTC, Inc.(a)	2,437	429,497
salesforce.com, Inc.	19,965	4,680,595
Synopsys, Inc.(a)	3,211	1,800,729
Tyler Technologies, Inc.(a)	814	391,013
		82,606,500
Specialty Trade Contractors - 0.2%
Quanta Services, Inc.	3,007	829,752
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 0.1%
Tractor Supply Co.	2,201	627,923
Support Activities for Agriculture and Forestry - 0.2%
Corteva, Inc.	14,754	825,339
Support Activities for Mining - 1.3%
ConocoPhillips	25,022	2,914,563
Diamondback Energy, Inc.	3,775	752,206
Halliburton Co.	18,657	684,712

The accompanying notes are an integral part of these financial statements.

6

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Support Activities for Mining - (Continued)
Schlumberger NV	29,880	$1,371,193
		5,722,674
Support Activities for Transportation - 0.1%
CH Robinson Worldwide, Inc.	2,409	208,065
JB Hunt Transport Services, Inc.	1,693	272,150
		480,215
Telecommunications - 0.0%(b)
Twilio, Inc. - Class A(a)	3,543	203,368
Transit and Ground Passenger Transportation - 0.6%
Uber Technologies, Inc.(a)	41,587	2,684,857
Transportation Equipment Manufacturing - 2.9%
Aptiv PLC(a)	5,654	470,752
Autoliv, Inc.	1,552	197,989
BorgWarner, Inc.	4,873	173,771
Lear Corp.	1,200	150,420
PACCAR, Inc.	10,533	1,132,297
Tesla, Inc.(a)	57,603	10,257,942
Westinghouse Air Brake Technologies Corp.	3,742	633,259
		13,016,430
Truck Transportation - 0.2%
Old Dominion Freight Line, Inc.	4,153	727,813
Utilities - 0.5%
Atmos Energy Corp.	3,110	360,511
Avangrid, Inc.	1,489	53,619
Constellation Energy Corp.	6,618	1,437,761
First Solar, Inc.(a)	2,253	612,275
		2,464,166
TOTAL COMMON STOCKS (Cost $350,381,462)		447,175,901
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Alexandria Real Estate Equities, Inc.	3,582	426,258
NET Lease Office Properties	282	6,695
Prologis, Inc.	19,607	2,166,377
Weyerhaeuser Co.	15,330	460,360
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,313,996)		3,059,690
TOTAL INVESTMENTS - 99.6% (Cost $353,695,458)		450,235,591
Other Assets in Excess of Liabilities - 0.4%		1,684,993
TOTAL NET ASSETS - 100.0%		$451,920,584

The accompanying notes are an integral part of these financial statements.

7

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2024 (Continued)
Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The hierarchy classification of inputs used to value each Fund’s investments at May 31, 2024, are as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$447,175,901	$ —	$ —	$447,175,901
Real Estate Investment Trusts	3,059,690	—	—	3,059,690
Total Assets	$450,235,591	$—	$—	$450,235,591

Refer to the Schedule of Investments for industry classifications.
Level 3 Reconciliation Disclosure

Common Stocks
Balance as of May 31, 2023	$—
Realized gain (loss)	(191,982)
Change in Net unrealized depreciation	233,881
Purchases	—
(Sales)	(41,899)
Transfer in/(out) of Level 3	—
Balance as of May 31, 2024	$—
Change in Net unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2024	$—

The Fund did not hold any Level 3 investments as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2024

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.0%
Safran SA	4,051	$941,561
Apparel & Textile Products - 2.9%
adidas AG	1,934	486,046
Cie Financière Richemont SA	6,271	1,001,316
Hermes International SCA	392	926,008
Kering	807	277,892
		2,691,262
Automotive - 1.6%
BYD Co. Ltd. - Class H	10,541	295,884
Denso Corp.	25,358	410,356
Ferrari NV	1,477	605,135
Samsung SDI Co. Ltd.	569	153,906
		1,465,281
Biotech & Pharmaceutical - 17.9%
Argenx SE - ADR(a)	701	260,085
Astellas Pharma, Inc.	21,087	207,791
AstraZeneca PLC	11,558	1,793,843
CSL Ltd.	5,686	1,059,188
Daiichi Sankyo Co. Ltd.	22,773	808,348
Genmab AS(a)	767	216,234
GSK PLC	48,141	1,082,747
Novartis AG	24,224	2,501,746
Novo Nordisk AS – Class B	37,646	5,080,870
Roche Holding AG	8,191	2,097,346
Roche Holding AG – Bearer Shares	291	81,544
Sanofi SA	13,002	1,266,959
		16,456,701
Chemicals - 2.7%
Air Liquide SA	6,107	1,196,406
Givaudan SA	91	427,387
Shin-Etsu Chemical Co. Ltd.	23,449	873,676
		2,497,469
Commercial Support Services - 3.1%
Compass Group PLC	47,993	1,339,419
Recruit Holdings Co. Ltd.	19,837	1,003,306
Waste Connections, Inc.	3,026	496,849
		2,839,574
Construction Materials - 1.3%
CRH PLC	8,486	661,014
Sika AG	1,858	562,044
		1,223,058

The accompanying notes are an integral part of these financial statements.

9

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Industrials - 1.3%
Hitachi Ltd.	11,370	$1,168,148
E-Commerce Discretionary - 2.8%
JD.com, Inc. - ADR	47,201	1,398,094
PDD Holdings, Inc. - ADR(a)	8,026	1,202,134
		2,600,228
Electrical Equipment - 4.5%
ABB Ltd.	18,813	1,030,164
Assa Abloy AB - Class B	11,483	335,410
Daikin Industries Ltd.	3,445	503,010
Legrand SA	3,082	331,571
Mitsubishi Electric Corp.	25,137	436,692
Schneider Electric SE	6,247	1,542,507
		4,179,354
Food - 2.1%
Nestle SA	18,059	1,912,895
Health Care Facilities & Services - 0.5%
Lonza Group AG	862	464,753
Household Products - 3.7%
L’Oreal SA	2,685	1,317,797
Reckitt Benckiser Group PLC	8,622	488,721
Unilever PLC	29,694	1,617,741
		3,424,259
Internet Media & Services - 1.9%
Meituan - Class B(a)(b)	48,297	648,829
NAVER Corp.	3,380	415,497
Prosus NV	17,729	642,451
		1,706,777
Machinery - 2.8%
Atlas Copco AB - Class A	30,290	578,313
Atlas Copco AB - Class B	18,039	297,157
FANUC Corp.	10,979	307,338
Keyence Corp.	2,325	1,045,876
SMC Corp.	711	356,574
		2,585,258
Medical Equipment & Devices - 2.2%
Alcon, Inc.	5,861	521,945
EssilorLuxottica SA	3,348	746,181
Hoya Corp.	4,118	499,469
Terumo Corp.	17,532	297,881
		2,065,476

The accompanying notes are an integral part of these financial statements.

10

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 5.9%
Anglo American PLC	15,639	$500,479
Barrick Gold Corp.	20,550	350,503
BHP Group Ltd.	59,240	1,753,581
Fortescue Ltd.	19,810	325,940
Franco-Nevada Corp.	2,259	277,894
Rio Tinto Ltd.	5,812	498,464
Rio Tinto PLC	16,960	1,182,463
Vale SA - ADR	42,666	514,125
		5,403,449
Oil & Gas Producers - 2.5%
Canadian Natural Resources Ltd.	12,541	963,241
Cenovus Energy, Inc.	15,614	325,418
LUKOIL PJSC - ADR(a)(c)	224	2,464
Suncor Energy, Inc.	15,137	617,406
Woodside Energy Group Ltd.	21,889	403,236
		2,311,765
Renewable Energy - 0.4%
Vestas Wind Systems AS(a)	11,733	329,327
Retail - Discretionary - 1.9%
Fast Retailing Co. Ltd.	2,343	599,523
Industria de Diseno Textil SA	13,102	619,577
Wesfarmers Ltd.	13,158	567,833
		1,786,933
Semiconductors - 19.5%
ASML Holding NV	4,663	4,408,121
Infineon Technologies AG	97,231	3,887,023
STMicroelectronics NV	7,621	312,650
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	54,066	8,166,129
Tokyo Electron Ltd.	5,493	1,175,536
		17,949,459
Software - 6.5%
Constellation Software, Inc.	228	634,093
Dassault Systemes SE	7,778	313,011
SAP SE	11,919	2,147,400
Shopify, Inc. - Class A(a)	48,664	2,879,535
		5,974,039
Technology Hardware - 4.5%
Murata Manufacturing Co. Ltd.	22,259	420,194
NIDEC CORP	6,048	301,851
Samsung Electronics Co. Ltd.	57,517	3,053,338
Xiaomi Corp. - Class B(a)(b)	172,051	384,420
		4,159,803

The accompanying notes are an integral part of these financial statements.

11

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Services - 3.4%
Adyen NV(a)(b)	357	$459,180
Amadeus IT Group SA	5,273	374,030
Capgemini SE	1,807	364,087
Experian PLC	10,745	493,458
RELX PLC	22,299	969,843
Wolters Kluwer NV	2,888	457,898
		3,118,496
Transportation & Logistics - 2.2%
Canadian National Railway Co.	6,751	859,259
Canadian Pacific Kansas City Ltd.	10,854	863,845
DSV AS	2,119	325,065
		2,048,169
TOTAL COMMON STOCKS (Cost $82,172,894)		91,303,494
	Contracts
WARRANTS - 0.0%(d)
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(c)(e)(f)	122	0
TOTAL WARRANTS (Cost $0)		0
TOTAL INVESTMENTS - 99.1% (Cost $82,172,894)		91,303,494
Other Assets in Excess of Liabilities - 0.9%		867,608
TOTAL NET ASSETS - 100.0%		$92,171,102

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $1,492,429 or 1.6% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,464 or 0.0% of net assets as of May 31, 2024.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

12

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2024 (Continued)
(e)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(f)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.
The hierarchy classification of inputs used to value each Fund’s investments at May 31, 2024, are as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$91,301,030	$ —	$ 2,464	$91,303,494
Warrants	—	—	—(a)	—(a)
Total Assets	$91,301,030	$—	$2,464	$91,303,494

Refer to the Schedule of Investments for industry classifications.
(a)	Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.
Level 3 Reconciliation Disclosure

Common Stocks
Balance as of May 31, 2023	$—
Realized gain (loss)	(309,085)
Change in unrealized net depreciation	354,757
Purchases	—
(Sales)	(43,208)
Transfer in/(out) of Level 3	—
Balance as of May 31, 2024	$2,464
Change in Net unrealized appreciation/depreciation during the year for Level 3 investments held at May 31, 2024	$2,464

The Level 3 investments as of May 31, 2024 represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.
Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)

Switzerland	$10,913,790	11.9%
Japan	10,415,569	11.2
France	9,223,980	10.0
United Kingdom	8,975,256	9.8
Canada	8,268,043	8.9
Taiwan, Province Of China	8,166,129	8.9
Germany	6,520,469	7.0
Netherlands	6,227,735	6.8
Denmark	5,951,496	6.5
Australia	4,608,242	5.0
Korea, Republic Of	3,622,741	4.0
China	2,727,227	2.9
Ireland	2,356,606	2.5

The accompanying notes are an integral part of these financial statements.

13

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2024 (Continued)

Sweden	1,210,880	1.3
Spain	993,607	1.1
Italy	605,135	0.7
Brazil	514,125	0.6
Russian Federation	2,464	0.0
Other Assets in Excess of Liabilities	867,608	0.9
	$92,171,102	100.0%

The accompanying notes are an integral part of these financial statements.

14

Wahed ETFs
Statements of Assets and Liabilities
May 31, 2024

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
ASSETS:
Investments, at value	$450,235,591	$91,303,494
Cash	1,273,881	696,739
Dividends and interest receivable	598,918	101,847
Dividend withholding tax reclaims receivable	110	119,718
Total assets	452,108,500	92,221,798

LIABILITIES:
Payable to adviser	187,916	50,696
Total liabilities	187,916	50,696
NET ASSETS	$451,920,584	$92,171,102

NET ASSETS CONSISTS OF:
Paid-in capital	$371,750,513	$86,031,501
Total distributable earnings	80,170,071	6,139,601
Total net assets	$ 451,920,584	$ 92,171,102
Net asset value	$451,920,584	$92,171,102
Shares issued and outstanding(a)	9,300,000	3,800,000
Net asset value per share	$48.59	$24.26

Cost:
Investments cost	$353,695,458	$82,172,894

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

Wahed ETFs
Statements of Operations
For the Year Ended May 31, 2024

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
INVESTMENT INCOME:
Dividend income	$ 4,185,245	$ 1,375,352
Less: Dividend withholding taxes	(25,840)	(247,777)
Less: Issuance fees	—	(1,971)
Dividend withholding tax reclaims	23,778	101,501
Total investment income	4,183,183	1,227,105

EXPENSES:
Investment advisory fee	1,707,065	400,614
Total expenses	1,707,065	400,614
Net Investment Income	2,476,118	826,491

REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	3,010,924	(1,862,921)
Foreign currency transactions	—	(20,143)
Net realized gain/(loss)	3,010,924	(1,883,064)
Net change in unrealized appreciation on:
Investments	58,317,487	11,312,331
Foreign currency translation	—	1,445
Net change in unrealized appreciation/depreciation	58,317,487	11,313,776
Net realized and unrealized gain	61,328,411	9,430,712
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,804,529	$10,257,203

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	Wahed FTSE USA Shariah ETF		Wahed Dow Jones Islamic World ETF
	Year ended May 31,		Year ended May 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$2,476,118	$2,066,598	$826,491	$537,108
Net realized gain/(loss)	3,010,924	(8,444,153)	(1,883,064)	(1,599,814)
Net change in unrealized appreciation/depreciation	58,317,487	21,521,909	11,313,776	2,960,835
Net increase in net assets from operations	63,804,529	15,144,354	10,257,203	1,898,129

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,942,537)	(2,037,392)	(520,101)	(576,603)
Total distributions to shareholders	(1,942,537)	(2,037,392)	(520,101)	(576,603)

CAPITAL TRANSACTIONS:
Creations	169,876,580	78,185,113	39,440,915	9,578,095
Redemptions	(22,270,655)	(16,325,058)	—	—
ETF transaction fees (See Note 4)	41	—	12,282	3,719
Net increase in net assets from capital transactions	147,605,966	61,860,055	39,453,197	9,581,814
NET INCREASE IN NET ASSETS	209,467,958	74,967,017	49,190,299	10,903,340

NET ASSETS:
Beginning of the year	242,452,626	167,485,609	42,980,803	32,077,463
End of the year	$451,920,584	$242,452,626	$92,171,102	$42,980,803

SHARES TRANSACTIONS
Creations	3,775,000	2,125,000	1,750,000	500,000
Redemptions	(500,000)	(450,000)	—	—
Total increase in shares outstanding	3,275,000	1,675,000	1,750,000	500,000

The accompanying notes are an integral part of these financial statements.

17

Wahed FTSE USA Shariah ETF
Financial Highlights

	Year ended May 31,				Period ended May 31, 2020(a)
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$40.24	$38.50	$36.50	$26.00	$25.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.33	0.40	0.40	0.36	0.40
Net realized and unrealized gain on investments	8.28	1.74	1.96	10.44	0.90
Total from investment operations	8.61	2.14	2.36	10.80	1.30
LESS DISTRIBUTIONS FROM:
From net investment income	(0.26)	(0.40)	(0.36)	(0.30)	(0.28)
From net realized gains	—	—	—	—	(0.02)
Total distributions	(0.26)	(0.40)	(0.36)	(0.30)	(0.30)
ETF transaction fees per share	0.00(c)	—	—	—	—
Net asset value, end of period	$48.59	$40.24	$38.50	$36.50	$26.00
Total return(d)	21.47%	5.70%	6.43%	41.70%	5.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$451,921	$242,453	$167,486	$109,505	$32,506
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(e)	0.73%	1.10%	1.01%	1.08%	1.81%
Portfolio turnover rate(d)(f)	7%	29%	16%	19%	15%

(a)	The Fund commenced operations on July 15, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

Wahed Dow Jones Islamic World ETF
Financial Highlights

	Year ended May 31,		Period ended May 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$20.97	$20.70	$25.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.30	0.31	0.25
Net realized and unrealized gain (loss) on investments	3.18	0.30	(4.44)
Total from investment operations	3.48	0.61	(4.19)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.19)	(0.34)	(0.13)
Total distributions	(0.19)	(0.34)	(0.13)
ETF transaction fees per share	0.00(c)	0.00(c)	0.02
Net asset value, end of period	$24.26	$20.97	$20.70
Total return(d)	16.66%	3.20%	(16.76)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,171	$42,981	$32,077
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(e)	1.34%	1.56%	2.91%
Portfolio turnover rate(d)(f)	11%	11%	8%

(a)	The Fund commenced operations on January 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

Wahed ETFs
Notes to Financial Statements
May 31, 2024
1. ORGANIZATION
The Wahed FTSE USA Shariah ETF (“HLAL”) and Wahed Dow Jones Islamic World ETF (“UMMA”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
HLAL is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.
UMMA is an actively-managed ETF. The Fund’s objective is to seek long-term capital appreciation. UMMA seeks to achieve its objective by investing in a portfolio of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic International Titans 100 Index (the “Index”). The Index is a data-driven index owned and maintained by S&P Dow Jones Indices, is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions

20

Wahed ETFs
Notes to Financial Statements
May 31, 2024 (Continued)
on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

21

Wahed ETFs
Notes to Financial Statements
May 31, 2024 (Continued)
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2024, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At May 31, 2024, the Funds’ fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdiction.

22

Wahed ETFs
Notes to Financial Statements
May 31, 2024 (Continued)
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Wahed, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of HLAL’s average daily net assets and at an annual rate of 0.65% of UMMA’s average daily net assets. Wahed has agreed to pay all expenses of the Funds except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
At May 31, 2024, a majority of the outstanding shares of UMMA were held in separately managed accounts of the Adviser.
Distribution Agreement and 12b-1 Plan – Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) serves as each Fund’s distributor pursuant to an ETF Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each

23

Wahed ETFs
Notes to Financial Statements
May 31, 2024 (Continued)
Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Funds for each creation order is as follows:

Wahed FTSE USA Shariah ETF	$500
Wahed Dow Jones Islamic World ETF	2,000

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed by cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Year Ended May 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain
Wahed FTSE USA Shariah ETF	$1,942,537	$ —
Wahed Dow Jones Islamic World ETF	520,101	—

	Fiscal Year Ended May 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain
Wahed FTSE USA Shariah ETF	$2,037,392	$ —
Wahed Dow Jones Islamic World ETF	576,603	—

(1)	Ordinary income may include short-term capital gains.

24

Wahed ETFs
Notes to Financial Statements
May 31, 2024 (Continued)
At May 31, 2024, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Federal Tax Cost of Investments	$361,052,780	$82,855,857
Gross Tax Unrealized Appreciation	$109,694,306	$14,283,494
Gross Tax Unrealized Depreciation	(20,511,495)	(5,836,269)
Net Tax Unrealized Appreciation (Depreciation)	89,182,811	8,447,225
Undistributed Ordinary Income	924,210	464,248
Other Accumulated Gain (Loss)	(9,936,950)	(2,771,872)
Total Distributable Earnings / (Accumulated Losses)	$80,170,071	$6,139,601

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
At May 31, 2024, the Funds’ fiscal year end, Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF had short-term capital losses of $7,699,587 and $738,414, respectively, and long-term capital losses of $2,237,363 and $2,033,458, respectively, which will be carried forward indefinitely to offset future realized capital gains.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended May 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Wahed FTSE USA Shariah ETF	$(5,093,479)	$5,093,479
Wahed Dow Jones Islamic World ETF	—	—

6. INVESTMENT TRANSACTIONS
During the fiscal year ended May 31, 2024, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Wahed FTSE USA Shariah ETF	$5,323,930	$(22,638)
Wahed Dow Jones Islamic World ETF	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal year ended May 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Wahed FTSE USA Shariah ETF	$24,699,988	$22,513,618	$166,678,214	$21,571,262
Wahed Dow Jones Islamic World ETF	9,531,258	6,583,176	36,295,389	—

25

Wahed ETFs
Notes to Financial Statements
May 31, 2024 (Continued)
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. SUBSEQUENT EVENTS
On June 28, 2024, the Funds paid a distribution to shareholders of record on June 27, 2024, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Wahed FTSE USA Shariah ETF	$0.02	$193,899
Wahed Dow Jones Islamic World ETF	0.01	19,162

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

26

Wahed ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Wahed ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF (the “Funds”), each a series of Listed Funds Trust, as of May 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of May 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Wahed FTSE USA Shariah ETF	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For the years ended May 31, 2024, 2023, 2022, and 2021, and for the period from July 15, 2019 (commencement of operations) through May 31, 2020
Wahed Dow Jones Islamic World ETF	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For the years ended May 31, 2024 and 2023, and for the period from January 7, 2022 (commencement of operations) through May 31, 2022

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2024

27

Wahed ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)
At a meeting held on December 4 and 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Wahed Invest LLC (the “Adviser”) and the Trust, on behalf of Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF (each, a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meeting, during the Meeting representatives from the Adviser provided the Board with an overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel, financial resources, experience, investment processes, and compliance program. The Board considered the Adviser’s presentation and the materials it received in advance of the meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board deliberated on the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreement and the Independent Trustees’ responsibilities relating thereto.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser and the investment management services it has provided to each Fund, as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.
In addition to the Adviser’s responsibilities with respect to implementing each Fund’s investment program, the Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which each Fund achieved its investment objective. The Board further considered the information provided by the Adviser with respect to the ongoing impact of the COVID-19 pandemic on the Adviser’s operations.
Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the materials provided in advance of the Meeting and considered each Fund’s performance for the period ended September 30, 2023.

28

Wahed ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited) (Continued)
Wahed FTSE USA Shariah ETF: The Board noted that, for the one-year, three year, and since-inception periods ended September 30, 2023, the Fund slightly underperformed the FTSE Shariah USA Index TR (the “Benchmark”), before Fund fees and expenses. The Board also noted that, for the one-year and three-year, periods as of September 30, 2023, the Fund outperformed the median for funds in the universe of Large Blend ETFs as reported by Morningstar (the “Category Peer Group”).
The Board also considered the Fund’s performance relative to the sole direct competitor as identified by the Adviser which is the only other Shariah compliant ETF with a domestic equity strategy (the “Selected Peer Group”). The Board noted that, for the one-year period ended September 30, 2023, the Fund underperformed the Selected Peer Group, but outperformed the Selected Peer Group for the three-year period ended September 30, 2023.
Wahed Dow Jones Islamic World ETF: The Board noted that, for the one-year and since-inception periods ended September 30, 2023, the Fund outperformed the Dow Jones Islamic Market International Titans 100 TR Index (the “Benchmark”), before Fund fees and expenses. The Board also noted that, for the one-year period ended September 30, 2023, the Fund underperformed the median for funds in the universe of US Foreign Large Growth ETFs as reported by Morningstar (the “Category Peer Group”).
Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each Fund and compared the expense ratio to those of its respective Category Peer Group and Selected Peer Group. The Board took into consideration that the Adviser charges a “unitary fee,” meaning each Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account the Adviser’s profitability analysis with respect to each Fund.
Wahed FTSE USA Shariah ETF: The Board noted that the expense ratio for the Fund was equivalent to its unitary fee. The Board further noted that the expense ratio for the Fund was significantly higher than the median of its Category Peer Group. The Board also noted that the Fund’s expense ratio was in-line with the expense ratio for the Selected Peer Group. The Board further noted that because the Category Peer Group included funds that were not Shariah compliant and funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.
Wahed Dow Jones Islamic World ETF: The Board noted that the expense ratio for the Fund was equivalent to its unitary fee. The Board further noted that the expense ratio for the Fund was higher than the median of its Category Peer Group.
Economies of Scale. The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. However, the Board further determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

29

Wahed ETFs
Supplemental Information
May 31, 2024 (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-976-4747, or by visiting the Funds’ website at www.funds.wahedinvest.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-976-4747. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-855-976-4747, and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.funds.wahedinvest.com.
TAX INFORMATION
Each Fund designated 100.00% of its ordinary income distribution for the fiscal year ended May 31, 2024, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the fiscal year ended May 31, 2024, 100.00% and 0.03% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF, respectively.
For the fiscal year ended May 31, 2024, Wahed FTSE USA Shariah ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code:

	Foreign Source Income Earned	Foreign Taxes Paid
Wahed FTSE USA Shariah ETF	$1,375,337	$146,282

30

Wahed ETFs
Privacy Policy
May 31, 2024 (Unaudited)
We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.
The Funds collect non-public information about you from the following sources:
•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

31

Investment Adviser:
Wahed Invest LLC
12 East 49th Street, 11th Floor
New York, NY 10017
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/5/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/5/2024

* Print the name and title of each signing officer under his or her signature